Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000134866 [Member] | British American Tobacco PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000134866 [Member] | Vodafone Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000134866 [Member] | Engie S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134866 [Member] | Pan American Silver Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134866 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000134866 [Member] | IAMGOLD Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134866 [Member] | Enel S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134866 [Member] | Equinox Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000134866 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134866 [Member] | Roche Holding A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000134866 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000134866 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000134866 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000134866 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134866 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000134866 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134866 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000134866 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000134866 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000134866 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000134866 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000134866 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000134866 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134866 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134866 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000134866 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000134866 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134866 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.20%
C000134866 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000134865 [Member] | British American Tobacco PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000134865 [Member] | Vodafone Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000134865 [Member] | Engie S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134865 [Member] | Pan American Silver Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134865 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000134865 [Member] | IAMGOLD Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134865 [Member] | Enel S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134865 [Member] | Equinox Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000134865 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134865 [Member] | Roche Holding A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000134865 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000134865 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000134865 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000134865 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134865 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000134865 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134865 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000134865 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000134865 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000134865 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000134865 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000134865 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000134865 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134865 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134865 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000134865 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000134865 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134865 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.20%
C000134865 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000129563 [Member] | British American Tobacco PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000129563 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000129563 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000129563 [Member] | Carl Zeiss Meditec A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000129563 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129563 [Member] | Ono Pharmaceutical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129563 [Member] | Evolution A B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129563 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000129563 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000129563 [Member] | Kimberly Clark de Mexico S A B de C V Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000129563 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000129563 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129563 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000129563 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000129563 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000129563 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000129563 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000129563 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000129563 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000129563 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129563 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000129563 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129563 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000129563 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000129563 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000129563 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000129563 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000129563 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000129563 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000086557 [Member] | British American Tobacco PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000086557 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000086557 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000086557 [Member] | Carl Zeiss Meditec A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000086557 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000086557 [Member] | Ono Pharmaceutical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000086557 [Member] | Evolution A B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000086557 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000086557 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000086557 [Member] | Kimberly Clark de Mexico S A B de C V Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000086557 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000086557 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000086557 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000086557 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000086557 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000086557 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000086557 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000086557 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000086557 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000086557 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000086557 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000086557 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000086557 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000086557 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000086557 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000086557 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000086557 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000086557 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000086557 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000093021 [Member] | Philippine Government International Bond 6 250 1 14 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000093021 [Member] | Colombia Government International Bond 9 850 6 28 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000093021 [Member] | Inter American Development Bank 5 100 11 17 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000093021 [Member] | Kreditanstalt fuer Wiederaufbau 4 400 7 25 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000093021 [Member] | Bonos de la Tesoreria de la Republica en pesos 6 000 4 1 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000093021 [Member] | European Bank for Reconstruction And Development 6 300 10 26 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000093021 [Member] | Export Import Bank of Korea 3 700 3 23 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093021 [Member] | Thailand Government Bond 3 390 6 17 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093021 [Member] | Asian Development Bank 6 200 10 6 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093021 [Member] | Peruvian Government International Bond 5 940 2 12 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093021 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093021 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000093021 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000093021 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000093021 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000093021 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000093021 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093021 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000093021 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000093021 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000093021 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000093021 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093021 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000093021 [Member] | MALTA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093021 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000093021 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000093021 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000093021 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093021 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000093021 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093021 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000093021 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000093021 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000093021 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000093021 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000093021 [Member] | International Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.20%
C000093021 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129564 [Member] | Philippine Government International Bond 6 250 1 14 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000129564 [Member] | Colombia Government International Bond 9 850 6 28 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000129564 [Member] | Inter American Development Bank 5 100 11 17 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000129564 [Member] | Kreditanstalt fuer Wiederaufbau 4 400 7 25 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000129564 [Member] | Bonos de la Tesoreria de la Republica en pesos 6 000 4 1 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000129564 [Member] | European Bank for Reconstruction And Development 6 300 10 26 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000129564 [Member] | Export Import Bank of Korea 3 700 3 23 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129564 [Member] | Thailand Government Bond 3 390 6 17 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000129564 [Member] | Asian Development Bank 6 200 10 6 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129564 [Member] | Peruvian Government International Bond 5 940 2 12 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129564 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000129564 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000129564 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000129564 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000129564 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000129564 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000129564 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000129564 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000129564 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000129564 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000129564 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000129564 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129564 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000129564 [Member] | MALTA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000129564 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000129564 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000129564 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000129564 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129564 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000129564 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000129564 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000129564 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000129564 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000129564 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000129564 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000129564 [Member] | International Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.20%
C000129564 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000093793 [Member] | Telkom Indonesia Persero Tbk P T [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000093793 [Member] | Astra International Tbk P T [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000093793 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000093793 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000093793 [Member] | Luzhou Laojiao Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093793 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093793 [Member] | B3 S A Brasil Bolsa Balcao [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093793 [Member] | China Overseas Property Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093793 [Member] | Zhejiang Cfmoto Power Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093793 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093793 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000093793 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000093793 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000093793 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000093793 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000093793 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000093793 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000093793 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093793 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000093793 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000093793 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000093793 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000093793 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000093793 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000093793 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.00%
C000093793 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000093793 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000129565 [Member] | Telkom Indonesia Persero Tbk P T [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000129565 [Member] | Astra International Tbk P T [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000129565 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000129565 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129565 [Member] | Luzhou Laojiao Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000129565 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000129565 [Member] | B3 S A Brasil Bolsa Balcao [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000129565 [Member] | China Overseas Property Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129565 [Member] | Zhejiang Cfmoto Power Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000129565 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129565 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000129565 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000129565 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000129565 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000129565 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000129565 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000129565 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000129565 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129565 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000129565 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000129565 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000129565 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000129565 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000129565 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000129565 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.00%
C000129565 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000129565 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000129046 [Member] | Pan American Silver Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000129046 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000129046 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000129046 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000129046 [Member] | Osisko Gold Royalties Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000129046 [Member] | Heliostar Metals Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000129046 [Member] | Fortuna Silver Mines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000129046 [Member] | Royal Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000129046 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000129046 [Member] | Orogen Royalties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000129046 [Member] | Royalty Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000129046 [Member] | Gold Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000129046 [Member] | Precious Metals Exploration [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000129046 [Member] | Gold Exploration [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000129046 [Member] | Diversified Exploration and Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129046 [Member] | Precious Metals Developmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000129046 [Member] | Silver Exploration and Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000129046 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000129046 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000129046 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000129046 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000206106 [Member] | Pan American Silver Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000206106 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000206106 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000206106 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000206106 [Member] | Osisko Gold Royalties Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000206106 [Member] | Heliostar Metals Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206106 [Member] | Fortuna Silver Mines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000206106 [Member] | Royal Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000206106 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000206106 [Member] | Orogen Royalties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000206106 [Member] | Royalty Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000206106 [Member] | Gold Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000206106 [Member] | Precious Metals Exploration [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206106 [Member] | Gold Exploration [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000206106 [Member] | Diversified Exploration and Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000206106 [Member] | Precious Metals Developmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000206106 [Member] | Silver Exploration and Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000206106 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000206106 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206106 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000206106 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%